The Parent Company - Additional Information (Details) $ in Thousands, ₩ in Millions, shares in Millions	12 Months Ended
	Dec. 31, 2023 KRW (₩) shares	Dec. 31, 2022 KRW (₩)		Dec. 31, 2023 USD ($) shares	Jan. 01, 2022 KRW (₩)	[1]
Entity Information [Abstract]
Name of reporting entity or other means of identification	KB Financial Group Inc.	KB Financial Group Inc.
Description of nature of entity's operations and principal activities	KB Financial Group Inc. (the “Parent Company”) was incorporated on September 29, 2008, under the Financial Holding Companies Act of Korea. KB Financial Group Inc. and its subsidiaries (the “Group”) derive substantially all of their revenue and income from providing a broad range of banking and related financial services to consumers and corporations. The Parent Company’s main business purpose is to control subsidiaries that engage in the financial business or subsidiaries closely related to the financial business through the stock ownership.	KB Financial Group Inc. (the “Parent Company”) was incorporated on September 29, 2008, under the Financial Holding Companies Act of Korea. KB Financial Group Inc. and its subsidiaries (the “Group”) derive substantially all of their revenue and income from providing a broad range of banking and related financial services to consumers and corporations. The Parent Company’s main business purpose is to control subsidiaries that engage in the financial business or subsidiaries closely related to the financial business through the stock ownership.
Issued capital	₩ 2,090,558	₩ 2,090,558	[1]	$ 1,619,370	₩ 2,090,558
Number of shares authorised	1,000			1,000

[1]	From January 1, 2023, we adopted IFRS No.17 ‘Insurance Contracts’, which replaced IFRS No.4 ‘Insurance Contracts’. We have restated 2022 comparative date.